Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Patents [Member]
Schedule of Intangible Assets [Line Items]
Beginning Cost	$ 7,332,227	$ 7,220,776	$ 7,002,280
Additions	174,258	111,451	218,496
Disposals
Ending Costs		7,332,227	7,220,776
Accumulated Amortization	(6,748,788)	(6,703,750)	(6,156,164)
Accumulated Impairment
Net Book Value	$ 757,697	$ 628,477	$ 1,064,612
IPR&D [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	5 years	5 years	5 years
Beginning Cost	$ 5,015,694	$ 5,015,694	$ 5,015,694
Additions
Disposals
Ending Costs		5,015,694	5,015,694
Accumulated Amortization	(3,554,784)	(3,554,784)	(3,554,784)
Accumulated Impairment	(1,460,910)	(1,460,910)	(1,460,910)
Net Book Value
Other intellectual assets [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	5 years	5 years
Beginning Cost	$ 969,278	$ 969,278
Additions
Disposals
Ending Costs		969,278	969,278
Accumulated Amortization	(969,278)	(969,278)
Accumulated Impairment
Net Book Value
Intangible assets, net [Member]
Schedule of Intangible Assets [Line Items]
Beginning Cost	13,317,199	13,205,748	12,987,252
Additions	174,258	111,451	218,496
Disposals
Ending Costs		13,317,199	13,205,748
Accumulated Amortization	(11,272,850)	(11,227,812)	(10,680,226)
Accumulated Impairment	(1,460,910)	(1,460,910)	(1,460,910)
Net Book Value	757,697	628,477	1,064,612
Other Intangible Assets [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Beginning Cost	7,332,227	7,220,776
Ending Costs	7,506,485	7,332,227	7,220,776
Other Intangible Assets [Member] | IPR&D [Member]
Schedule of Intangible Assets [Line Items]
Beginning Cost	5,015,694	5,015,694
Ending Costs	5,015,694	5,015,694	5,015,694
Other Intangible Assets [Member] | Other intellectual assets [Member]
Schedule of Intangible Assets [Line Items]
Beginning Cost	969,278
Ending Costs	969,278	969,278
Other Intangible Assets [Member] | Intangible assets, net [Member]
Schedule of Intangible Assets [Line Items]
Beginning Cost	13,317,199	13,205,748
Ending Costs	$ 13,491,457	$ 13,317,199	$ 13,205,748
Minimum [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	5 years	5 years	5 years
Maximum [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	15 years	15 years	15 years